INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Provisions for credit losses at beginning	R$ 59,099,785	R$ 51,069,942
Provisions for credit losses amount recorded	16,581,669	17,996,746
Provisions for credit losses amount realized	(8,155,178)	(9,966,903)
Provisions for credit losses at ending	67,526,276	59,099,785
Provisions for civil at beginning	3,778,420	3,509,402
Civil provisions amount constituted	355,631	685,455
Civil provisions amount realized	(706,320)	(416,437)
Provisions for civil at ending	3,427,730	3,778,420
Tax provisions at beginning	3,241,356
Tax provisions amount constituted	290,403	303,532
Tax provisions amount realized	(103,261)	(324,545)
Tax provisions at ending	3,428,498	3,241,356
Labor provisions at beginning	2,068,013	2,686,567
Labor provisions amount constituted	278,344	359,617
Labor provisions amount realized	(1,180,385)	(978,171)
Labor provisions at ending	1,165,970	2,068,013
Impairment of securities and investments at beginning	3,249,695	2,441,248
Impairment of securities and investments constituted	1,586,509	1,455,059
Impairment of securities and investments amount realized	(1,288,999)	(646,612)
Impairment of securities and investments at ending	3,547,205	3,249,695
Non-financial assets held for sale at beginning	735,678	761,801
Non-financial assets held for sale amount constituted	193,066	213,118
Non-financial assets held for sale amount realized	(229,410)	(239,241)
Non-financial assets held for sale at ending	699,334	735,678
Adjustment to fair value of securities at beginning	270,017	80,520
Adjustment to fair value of securities constituted	3,592	208,065
Adjustment to fair value of securities amount realized	(257,796)	(18,568)
Provisions for credit losses at ending	15,813	270,017
Amortization of goodwill at beginning	403,841	406,655
Amortization of goodwill amount constituted	15,589	20,870
Amortization of goodwill amount realized	(23,386)	(23,684)
Amortization of goodwill at ending	396,044	403,841
Other at beginning	5,356,240	4,252,332
Other amount constituted	3,290,060	3,067,006
Other amount realized	(2,765,888)	(1,963,098)
Other at ending	5,880,412	5,356,240
Total deductible taxes on temporary differences at beginning	78,203,042	68,470,833
Total deductible taxes on temporary differences amount constituted	22,594,863	24,309,468
Total deductible taxes on temporary differences amount realized	(14,710,623)	(14,577,259)
Total deductible taxes on temporary differences at ending	86,087,282	78,203,042
Income tax and social contribution losses in Brazil and overseas at beginning	18,893,423	19,128,543
Income tax and social contribution losses in Brazil and overseas amount constituted	232,318	90,360
Income tax and social contribution losses in Brazil and overseas amount realized	(370,391)	(325,480)
Income tax and social contribution losses in Brazil and overseas at ending	18,755,350	18,893,423
Subtotal at beginning	97,096,465	87,599,376
Subtotal amount constituted	22,827,181	24,399,828
Subtotal amount realized	(15,081,014)	(14,902,739)
Subtotal at ending	104,842,632	97,096,465
Adjustment to securities at fair value through other comprehensive income at beginning	1,180,023	3,767,052
Adjustment to securities at fair value through other comprehensive income amount constituted	4,810,633	413,331
Adjustment to securities at fair value through other comprehensive income amount realized	(3,634,302)	(3,000,360)
Adjustment to securities at fair value through other comprehensive income at ending	2,356,354	1,180,023
Total deferred tax assets at beginning	98,276,488	91,366,428
Total deferred tax assets amount constituted	27,637,814	24,813,159
Total deferred tax assets amount realized	(18,715,316)	(17,903,099)
Provisions for credit losses at ending	107,198,986	98,276,488
Deferred tax liabilities at beginning	7,365,091	8,785,135
Deferred tax liabilities amount constituted	663,702	987,691
Deferred tax liabilities amount realized	(973,685)	(2,407,735)
Deferred tax liabilities at ending	7,055,108	7,365,091
Net deferred taxes at beginning	90,911,397	82,581,293
Provisions for credit losses amount recorded	26,974,112	23,825,468
Net deferred taxes amount realized	(17,741,631)	(15,495,364)
Net deferred taxes at ending	100,143,878	90,911,397
Tax provisions at beginning	R$ 3,241,353	3,262,366
Tax provisions at ending		R$ 3,241,353